Growth Portfolio Investment Risks - Portfolio [Member] - Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Clark R. Shields, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has co-managed the Fund since 2024 (managed since 2025).
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Growth Investing. The Fund’s approach to growth investing could cause it to underperform other stock funds that use a different investment style. Growth stocks typically produce lower yields because growth companies prefer to reinvest earnings into research and development to promote growth and increase profitability. Research and development can be expensive and may not always produce favorable results, which could harm a company’s performance relative to the broader market.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
Nondiversified Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversified Funds. The Fund is considered a nondiversified fund as defined under the Investment Company Act of 1940. Nondiversified funds invest a greater percentage of their assets in a small number of issuers than diversified funds, their performance may be negatively impacted by relatively few securities or even a single security, and their shares may experience significant fluctuations in value.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Sector. From time to time, stocks of companies within the information technology sector may make up a significant portion of the Fund’s investment portfolio. As a result, the Fund’s performance may be impacted by the general condition of the information technology sector.
Issuer Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Issuer Focus. The Fund has a significant portion of its assets invested in a limited number of issuers. As a result, the Fund’s performance can be negatively affected by the performance of even one of these issuers, and the Fund’s shares may experience significant fluctuations in value.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.